UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                ALLIANCEBERNSTEIN
               --------------------------------------------------
                                VARIABLE PRODUCTS
               --------------------------------------------------
                                   SERIES FUND
               --------------------------------------------------
                                ALLIANCEBERNSTEIN
               --------------------------------------------------
                                 U.S. LARGE CAP
               --------------------------------------------------
                                  BLENDED STYLE
               --------------------------------------------------
                                    PORTFOLIO
               --------------------------------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          -------------------------

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                        U.S. $ VALUE           PERCENT OF
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Pfizer, Inc.                                    $ 76,837                 4.3%
--------------------------------------------------------------------------------
Microsoft Corp.                                   73,629                 4.2
--------------------------------------------------------------------------------
Citigroup, Inc.                                   68,480                 3.9
--------------------------------------------------------------------------------
Washington Mutual, Inc.                           61,950                 3.5
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             49,645                 2.8
--------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                 48,026                 2.7
--------------------------------------------------------------------------------
General Electric Co.                              44,454                 2.5
--------------------------------------------------------------------------------
Johnson & Johnson                                 43,945                 2.5
--------------------------------------------------------------------------------
American International Group, Inc.                40,005                 2.2
--------------------------------------------------------------------------------
Safeway, Inc.                                     36,316                 2.0
                                                --------                ----
--------------------------------------------------------------------------------
                                                $543,287                30.6%
--------------------------------------------------------------------------------

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-79.5%
FINANCE-18.9%
BANKING-REGIONAL-2.8%
Bank of America Corp. .........................            450     $      35,564
FleetBoston Financial Corp. ...................            500            14,855
                                                                   -------------
                                                                          50,419
                                                                   -------------
INSURANCE-6.1%
American International
   Group, Inc. ................................            725            40,005
John Hancock Financial
   Services, Inc. .............................            700            21,511
Metlife, Inc. .................................            750            21,240
Renaissancere Holdings
   (Bermuda) ..................................            250            11,380
Travelers Property Casualty
   Corp. Cl.A .................................            900            14,310
                                                                   -------------
                                                                         108,446
                                                                   -------------
MORTGAGE BANKING-4.1%
Fannie Mae ....................................            150            10,116
Washington Mutual, Inc. .......................          1,500            61,950
                                                                   -------------
                                                                          72,066
                                                                   -------------
MISCELLANEOUS-5.9%
Citigroup, Inc. ...............................          1,600            68,480
MBNA Corp. ....................................          1,700            35,428
                                                                   -------------
                                                                         103,908
                                                                   -------------
                                                                         334,839
                                                                   -------------
HEALTH CARE-16.1%
BIOTECHNOLOGY-1.7%
Amgen, Inc. (a) ...............................            450            29,898
                                                                   -------------
DRUGS-9.0%
GlaxoSmithKline Plc (ADR)
   (United Kingdom) ...........................            675            27,365
Merck & Co., Inc. .............................            575            34,816
Pfizer, Inc. ..................................          2,250            76,837
Schering-Plough Corp. .........................          1,150            21,390
                                                                   -------------
                                                                         160,408
                                                                   -------------
MEDICAL PRODUCTS-4.1%
Johnson & Johnson .............................            850            43,945
Medtronic, Inc. ...............................            600            28,782
                                                                   -------------
                                                                          72,727
                                                                   -------------
MEDICAL SERVICES-1.3%
UnitedHealth Group, Inc. ......................            450            22,613
                                                                   -------------
                                                                         285,646
                                                                   -------------
TECHNOLOGY-12.6%
COMMUNICATION
   EQUIPMENT-2.9%
ADC Telecommunications,
   Inc. (a) ...................................          5,700            13,270
Cisco Systems, Inc. (a) .......................          1,600            26,704
Nokia Corp. (ADR) (Finland) ...................            650            10,679
                                                                   -------------
                                                                          50,653
                                                                   -------------

COMPUTER HARDWARE/
   STORAGE-4.0%
Dell Computer Corp. (a) .......................          1,100            35,156
Hewlett-Packard Co. ...........................          1,700            36,210
                                                                   -------------
                                                                          71,366
                                                                   -------------
CONTRACT
   MANUFACTURING-1.6%
Flextronics International,
   Ltd. (Singapore) (a) .......................          1,200            12,468
Solectron Corp. (a) ...........................          4,000            14,960
                                                                   -------------
                                                                          27,428
                                                                   -------------
SOFTWARE-4.1%
Microsoft Corp. ...............................          2,875            73,629
                                                                   -------------
                                                                         223,076
                                                                   -------------
CONSUMER
   SERVICES-9.7%
BROADCASTING &
   CABLE-3.9%
Comcast Corp. Special
   Cl. A (a) ..................................            750            21,622
Viacom, Inc. Cl.B (a) .........................          1,100            48,026
                                                                   -------------
                                                                          69,648
                                                                   -------------
CELLULAR
   COMMUNICATIONS-0.6%
Sprint Corp.
   (PCS Group) (a) ............................          2,000            11,500
                                                                   -------------
PRINTING &
   PUBLISHING-0.7%
R.R. Donnelley & Sons Co. .....................            450            11,763
                                                                   -------------
RETAIL-GENERAL
   MERCHANDISE-4.5%
Kohl's Corp. (a) ..............................            600            30,828
Wal-Mart Stores, Inc. .........................            925            49,645
                                                                   -------------
                                                                          80,473
                                                                   -------------
                                                                         173,384
                                                                   -------------
UTILITIES-5.6%
ELECTRIC & GAS
   UTILITY-4.4%
American Electric Power
   Co., Inc. ..................................          1,150            34,304
Entergy Corp. .................................            325            17,153
Northeast Utilities ...........................            875            14,648
PPL Corp. .....................................            275            11,825
                                                                   -------------
                                                                          77,930
                                                                   -------------
TELEPHONE UTILITY-1.2%
Sprint Corp. (FON Group) ......................          1,500            21,600
                                                                   -------------
                                                                          99,530
                                                                   -------------

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

CONSUMER
   STAPLES-4.0%
HOUSEHOLD
   PRODUCTS-0.6%
Procter & Gamble Co. .........................             125     $      11,148
                                                                   -------------
RETAIL-FOOD &
   DRUG-2.1%
Safeway, Inc. (a) ............................           1,775            36,316
                                                                   -------------
TOBACCO-1.3%
Altria Group, Inc. ...........................             500            22,720
                                                                   -------------
                                                                          70,184
                                                                   -------------
TRANSPORTATION-3.0%
RAILROAD-3.0%
Burlington Northern
   Santa Fe Corp. ............................             200             5,688
CSX Corp. ....................................             700            21,063
Norfolk Southern Corp. .......................           1,400            26,880
                                                                   -------------
                                                                          53,631
                                                                   -------------
CAPITAL GOODS-2.8%
MACHINERY-0.3%
Parker-Hannifin Corp. ........................             125             5,249
                                                                   -------------
MISCELLANEOUS-2.5%
General Electric Co. .........................           1,550            44,454
                                                                   -------------
                                                                          49,703
                                                                   -------------
ENERGY-1.8%
MISCELLANEOUS-1.8%
ConocoPhillips ...............................             400            21,920
Valero Energy Corp. ..........................             250             9,082
                                                                   -------------
                                                                          31,002
                                                                   -------------


                                                        Shares or
                                                        Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

CONSUMER
   MANUFACTURING-3.1%
AUTO & RELATED-2.1%
Lear Corp. (a) ...............................             550    $      25,311
Magna International, Inc.
   Cl.A ......................................             175           11,772
                                                                  -------------

                                                                         37,083
                                                                  -------------
ELECTRONICS-1.0%
Cooper Industries, Ltd.
   Cl.A (a) ..................................             450           18,585
                                                                  -------------

                                                                         55,668
                                                                  -------------
BASIC INDUSTRY-1.2%
PAPER & FOREST
   PRODUCTS-1.2%
Smurfit-Stone Container
   Corp. (a) .................................           1,550           20,197
                                                                  -------------

MULTI-INDUSTRY
   COMPANIES-0.7%
Textron, Inc. ................................             325           12,682
                                                                  -------------
Total Common Stocks
   (cost $1,433,710) .........................                        1,409,542
                                                                  -------------
SHORT-TERM
INVESTMENT-23.4%
REPURCHASE
   AGREEMENT-23.4%
State Street Bank and Trust Co.
   0.75%, dated 6/30/03, due
   7/01/03 in the amount of
   416,009 (cost $416,000;
   collateralized by $405,000
   U.S. Treasury Note, 3.50%,
   due 11/15/06, value $428,224)
   (cost $416,000) ...........................          $  416          416,000
                                                                  -------------
TOTAL INVESTMENTS-102.9%
   (cost $1,849,710) .........................                        1,825,542
Other assets less liabilities-(2.9%) .........                          (51,379)
                                                                  -------------
NET ASSETS-100% ..............................                    $   1,774,163
                                                                  =============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      Glossary:

      ADR-American Depositary Receipt

      See Notes to Financial Statements.

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================
ASSETS
   Investments in securities, at value (cost $1,433,710) ......     $ 1,409,542
   Repurchase Agreements, at value (cost $416,000) ............         416,000
   Cash .......................................................             927
   Receivable due from Adviser ................................           6,102
   Dividends and interest receivable ..........................             852
                                                                    -----------
   Total assets ...............................................       1,833,423
                                                                    -----------
LIABILITIES
   Payable for investment securities purchased ................          52,032
   Distribution fee payable ...................................              67
   Payable for shares of capital stock redeemed ...............              11
   Accrued expenses ...........................................           7,150
                                                                    -----------
   Total liabilities ..........................................          59,260
                                                                    -----------
NET ASSETS ....................................................     $ 1,774,163
                                                                    ===========
COMPOSITION OF NET ASSETS
   Capital stock, at par ......................................     $       180
   Additional paid-in capital .................................       1,798,155
   Undistributed net investment loss ..........................              (4)
   Net unrealized depreciation of investments .................         (24,168)
                                                                    -----------
                                                                    $ 1,774,163
                                                                    ===========
Class A Shares
   Net assets .................................................     $   990,022
                                                                    ===========
   Shares of capital stock outstanding ........................         100,000
                                                                    ===========
   Net asset value per share ..................................     $      9.90
                                                                    ===========
Class B Shares
   Net assets .................................................     $   784,141
                                                                    ===========
   Shares of capital stock outstanding ........................          79,599
                                                                    ===========
   Net asset value per share ..................................     $      9.85
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF OPERATIONS
May 2, 2003 (a) to June 30, 2003 (unaudited)

                                 AllianceBernstein Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends .............................................................    $    843
   Interest ..............................................................         268
                                                                              --------
   Total investment income ...............................................       1,111
                                                                              --------
EXPENSES
   Advisory fee ..........................................................         828
   Distribution fee--Class B .............................................          67
   Audit and legal .......................................................       4,950
   Administrative ........................................................       4,500
   Custodian .............................................................       1,320
   Printing ..............................................................         594
   Directors' fees and expenses ..........................................         110
   Transfer agency .......................................................          66
   Miscellaneous .........................................................         110
                                                                              --------
   Total expenses ........................................................      12,545
   Less: expenses waived and reimbursed (see Note B) .....................     (11,430)
                                                                              --------
   Net expenses ..........................................................       1,115
                                                                              --------
   Net investment loss ...................................................          (4)
                                                                              --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net change in unrealized appreciation/depreciation of investments .....     (24,168)
                                                                              --------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...............................    $(24,172)
                                                                              ========

--------------------------------------------------------------------------------

(a) Commencement of operations.

    See Notes to Financial Statements.

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                 AllianceBernstein Variable Products Series Fund
================================================================================

                                                                    May 2, 2003 (a) to
                                                                      June 30, 2003
                                                                       (unaudited)
                                                                    ==================
DECREASE IN NET ASSETS FROM OPERATIONS
   Net investment loss .............................................   $        (4)
   Net change in unrealized appreciation/depreciation of investments       (24,168)
                                                                       -----------
   Net decrease in net assets from operations ......................       (24,172)
CAPITAL STOCK TRANSACTIONS
   Net increase ....................................................     1,798,335
                                                                       -----------
   Total increase ..................................................     1,774,163
NET ASSETS
   Beginning of period .............................................            -0-
                                                                       -----------
   End of period ...................................................   $ 1,774,163
                                                                       ===========

--------------------------------------------------------------------------------

(a) Commencement of operations.

    See Notes to Financial Statements.

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The AllianceBernstein U.S.Large Cap Blended Style Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on May 2, 2003. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, cur-

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

rency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

7. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .95% of the first $5 billion of the Fund's average daily net assets, ..90% of the excess over $5 billion up to $7.5 billion of the Fund's average daily net assets, .85% of the excess over $7.5 billion up to $10 billion of the Fund's average daily net assets and .80% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

During the period ended June 30, 2003, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the period ended June 30, 2003, the Adviser waived fees in the amount of $6,930.

Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Because of the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $4,500 for the period ended June 30, 2003.

Brokerage commissions paid on investment transactions for the period ended June 30, 2003, amounted to $2,365, of which $1,086 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $66 for the period ended June 30, 2003.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                        Purchases        Sales
                                                        ==========     =========

Investment securities ........................          $1,433,710     $     -0-
U.S. government securities ...................                  -0-          -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation .............................            $ 13,173
Gross unrealized depreciation .............................             (37,341)
                                                                       --------

Net unrealized depreciation ...............................            $(24,168)
                                                                       ========

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                            -------------------   -------------------
                                                   SHARES                AMOUNT
                                            -------------------   -------------------
                                            June 6, 2003 (a) to   June 6, 2003 (a) to
                                               June 30, 2003         June 30, 2003
                                                (unaudited)           (unaudited)
                                            ===================   ===================
Class A
Shares sold .........................             100,000            $1,000,000
                                                  -------            ----------
Net increase ........................             100,000            $1,000,000
                                                  =======            ==========


                                             May 2, 2003 (b) to   May 2, 2003 (b) to
                                                June 30, 2003        June 30, 2003
                                                 (unaudited)          (unaudited)
                                             ==================   ==================
Class B
Shares sold ............................           79,624            $  798,589
Shares redeemed ........................              (25)                 (254)
                                                  -------            ----------
Net increase ...........................           79,599            $  798,335
                                                  =======            ==========

--------------------------------------------------------------------------------

(a) Commencement of distribution.

(b) Commencement of operations.

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
FINANCIAL HIGHLIGHTS             AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           -------------        -------------
                                                              CLASS A              CLASS B
                                                           -------------        -------------
                                                              June 6,              May 2,
                                                            2003(a) to           2003(b) to
                                                           June 30, 2003        June 30, 2003
                                                            (unaudited)          (unaudited)
                                                           =============        =============
Net asset value, beginning of period ......................   $ 10.00              $ 10.00
                                                              -------              -------
Income From Investment Operations
Net investment income (c)(d) ..............................        -0-                  -0-
Net realized and unrealized loss on investment transactions      (.10)                (.15)
                                                              -------              -------
Net decrease in net asset value from operations ...........      (.10)                (.15)
                                                              -------              -------
Net asset value, end of period ............................   $  9.90              $  9.85
                                                              =======              =======
Total Return
Total investment return based on net asset value (e) ......     (1.00)%              (1.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .................   $   990              $   784
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (f) ........      1.20%                1.45%
   Expenses, before waivers and reimbursements (f) ........     13.58%               16.15%
   Net investment income (d)(f) ...........................       .24%                (.55)%
Portfolio turnover rate ...................................         0%                   0%

--------------------------------------------------------------------------------

(a)   Commencement of distribution.

(b)   Commencement of operations.

(c)   Based on average shares outstanding.

(d)   Net of expenses reimbursed or waived by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)   Annualized.

U.S. LARGE CAP
BLENDED STYLE PORTFOLIO          AllianceBernstein Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
Russell Brody, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1) Member of the Audit Committee.

                      (This page left intentionally blank.)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003